Note 9 - Real Estate (Details) - Real Estate Owned - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Real Estate Properties [Line Items]
Real estate in judgment subject to redemption	$ 110	$ 30
Real estate acquired through foreclosure	2,269	3,648
Real estate acquired through deed in lieu of foreclosure	465	1,154
	2,844	4,832
Allowance for losses	(799)	(1,729)
	2,045	3,103
Residential [Member]
Real Estate Properties [Line Items]
Real estate in judgment subject to redemption	110	30
Real estate acquired through foreclosure	0	0
Real estate acquired through deed in lieu of foreclosure	0	28
	110	58
Allowance for losses	(62)	(8)
	48	50
Commercial & Other [Member]
Real Estate Properties [Line Items]
Real estate in judgment subject to redemption	0	0
Real estate acquired through foreclosure	2,269	3,648
Real estate acquired through deed in lieu of foreclosure	465	1,126
	2,734	4,774
Allowance for losses	(737)	(1,721)
	$ 1,997	$ 3,053